Oct. 30, 2023
Verity U.S. Treasury Fund
Verity U.S. Treasury Fund
Investment Objective
The Verity U.S. Treasury Fund (the “Fund”) seeks to earn current income, consistent with preservation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses(1)	0.28%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement(2)	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.58%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses(1)	0.28%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement(2)	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$59	$212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Fund’s assets may also be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. Examples of U.S. government agency securities include securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). While the Fund generally intends to invest in investment grade securities, the Adviser may choose to purchase non-investment grade securities (sometimes referred to as “junk bonds”) from time to time. Such non-investment grade holdings will be limited to 10% of the Fund’s net assets. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury and government agency securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in direct debt obligations of the United States Treasury and in repurchase agreements collateralized by such securities, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury.

The Adviser employs a top-down, macroeconomic outlook to determine the portfolio’s duration and yield curve positioning. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, interest rates, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with the top-down, macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, credit ratings, credit spreads, mortgage refinance rates, as well as other factors. The Fund may sell a security due to changes in the Adviser’s outlook or cash flow needs. A security may also be sold and replaced with one that, in the Adviser’s view, presents a better value or risk/reward profile.

The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities.

The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available. The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years. Duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Fund is not a money market fund and does not seek to maintain a stable price per share. The Fund’s per share net asset value (“NAV”) will fluctuate as the values of its portfolio holdings change, and its yield will fluctuate as the securities in which it invests mature or are sold and the proceeds are reinvested in securities with different interest rates.
Unlike many fixed income funds that pay out dividends monthly, the Fund follows a dividend policy that permits (but does not assure that) its NAV per share to rise by distributing its net investment income quarterly, thus enabling the Fund to temporarily retain a greater portion of its assets invested in securities on which interest may continue to be earned.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Market Risk. The value of the Fund’s assets will fluctuate as the U.S. government securities market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund, or less than it was worth at an earlier time.

Epidemic or Pandemic Risk. Health crises caused by outbreaks of disease such as the coronavirus pandemic (“COVID-19”) may create, initiate, or exacerbate existing or pre-existing political, social, and economic risks in the United States or globally. The impact of COVID-19 and its subsequent variants, or other epidemics and pandemics that may arise in the future, could continue to, and may negatively affect, the economic, investment or operational performance of individual countries, economies, asset classes, industries, and sectors in significant and unforeseen ways. Further, such circumstances could continue for an extended period of time and may continue to adversely affect the value and liquidity of the Fund’s investments. In addition, governments, their regulatory agencies, or their self-regulatory organizations may take actions in response to such pandemics and epidemics, including providing significant fiscal and monetary policy support to local and global economies and financial markets. Such actions may result in interest rate volatility, inflation or deflation, or the rapid expansion of public debt.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.

Credit Risk. An issuer or guarantor of debt securities may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.

U.S. Government and Agency Securities Risk. The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Income Risk. The Fund’s income generally declines during periods of falling interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.

Prepayment and Extension Risk. A security held by the Fund may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Fund may then have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Inflation Risk. The value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Security Selection Risk. Securities selected for the Fund may perform differently than expected.

Non-Investment Grade Fixed-Income Securities Risk. Non-investment grade fixed-income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Non-investment grade fixed-income securities are inherently speculative because such securities present a greater risk of loss than investments in higher quality securities.

Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
New Adviser Risk. The Adviser has not previously served as an adviser to a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Annual performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available by calling the Fund toll-free at 1-800-984-5014.